Taxes on Income (Details) - Schedule of Deferred Income Taxes - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carry forward	$ 5,765	$ 3,200
Deferred tax asset before valuation allowance	1,275	727
Valuation allowance	(1,275)	(727)
Net deferred tax asset